BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	€ 3,365	€ 5,105
Cash addition
Related parties debt restructuring
Related party non- cash settlement
Related party cash settlement	(1,557)	(1,740)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	1,808	3,365
Other borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	3,365	5,105
Cash addition
Related parties debt restructuring
Related party non- cash settlement
Related party cash settlement	(1,557)	(1,740)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	€ 1,808	€ 3,365